EMPLOYEE BENEFITS - Post-employment health care benefit plan - Sensitivity Analysis (Details) - Post-employment health care benefit - Discount rate R$ in Thousands	Dec. 31, 2021 BRL (R$)
Sensitivity analysis
Increase in actuarial assumption (as a percent)	1.00%
Decrease in actuarial assumption (as a percent)	1.00%
Total service costs and interest costs
Sensitivity analysis
Increase (decrease) in defined benefit obligation due to increase in actuarial assumption	R$ 1,710
Increase (decrease) in defined benefit obligation due to decrease in actuarial assumption	(1,327)
Present value of the defined benefit obligations
Sensitivity analysis
Increase (decrease) in defined benefit obligation due to increase in actuarial assumption	32,082
Increase (decrease) in defined benefit obligation due to decrease in actuarial assumption	R$ (26,573)